UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-05970

Cash Account Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  4/30

Date of reporting period:  7/31/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2013 (Unaudited)

Cash Account Trust-Tax-Exempt Portfolio
	Principal Amount ($)	Value ($)
Municipal Investments 100.5%
Alabama 0.5%
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone, Hunt Refining Project, Series C, 0.06% *, 12/1/2027, LOC: Bank of Nova Scotia	10,000,000	10,000,000
Alaska 3.8%
Anchorage, AK, 0.18%, 2/27/2014	25,000,000	25,000,000
Anchorage, AK, Tax Anticipation Notes, 2.0%, 9/17/2013	25,000,000	25,059,000
Anchorage, AK, TECP, 0.19%, 10/3/2013	25,000,000	25,000,000

		75,059,000
California 10.6%
California, BB&T Municipal Trust, Series 2023, 144A, 0.08% *, 1/1/2024, INS: NATL, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust (a)	26,885,000	26,885,000
California, Nuveen Dividend Advantage Municipal Fund, Series 1-1362, 144A, AMT, 0.24% *, 6/1/2041, LIQ: Morgan Stanley Bank	5,000,000	5,000,000
California, RBC Municipal Products, Inc. Trust:
Series E-21, 144A, 0.1% *, Mandatory Put 9/3/2013 @ 100, 10/1/2013, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	25,000,000	25,000,000
Series E-24, 144A, 0.1% *, 7/1/2031, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	24,700,000	24,700,000
California, State Department of Water Resources, Supply Revenue, Series M, 5.0%, 5/1/2014	7,500,000	7,769,048
California, State General Obligation:
Prerefunded 4/1/2014 @ 100, 5.0%, 4/1/2031, INS: AMBAC	10,325,000	10,653,891
Prerefunded 4/1/2014 @ 100, 5.25%, 4/1/2034	6,035,000	6,237,274
California, Wells Fargo Stage Trust:
Series 74C, 144A, 0.19% *, Mandatory Put 9/19/2013 @ 100, 11/15/2040, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	5,810,000	5,810,000
Series 31C, 144A, AMT, 0.25% *, Mandatory Put 8/15/2013 @ 100, 1/1/2022, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	5,990,000	5,990,000
Covina, CA, Redevelopment Agency, Multi-Family Housing Revenue, Shadow Hills Apartments, Inc., Series A, 0.07% *, 12/1/2015, LIQ: Fannie Mae	6,525,000	6,525,000
Los Angeles County, CA, 0.13%, 9/24/2013	10,000,000	10,000,000
Los Angeles, CA, Municipal Improvement Corp., 0.13%, 9/3/2013	11,978,000	11,978,000
San Bernardino County, CA, Tax And Revenue Anticipation Notes, Series A, 2.0%, 6/30/2014	40,000,000	40,662,707
San Francisco City & County, CA, Airports Commission, Series 36A, 0.05% *, 5/1/2026, LOC: U.S. Bank NA	11,500,000	11,500,000
San Jose, CA, Redevelopment Agency, 0.18%, 12/10/2013	10,400,000	10,400,000

		209,110,920
Colorado 0.5%
Colorado, Wells Fargo Stage Trust, Series 42C, 144A, AMT, 0.19% *, 11/15/2023, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	9,835,000	9,835,000
District of Columbia 0.9%
District of Columbia, Wells Fargo Stage Trust, Series 57C, 144A, AMT, 0.25% *, Mandatory Put 12/26/2013 @ 100, 10/1/2032, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	13,965,000	13,965,000
Metropolitan Washington, DC, Airport Authority Systems Revenue, Series D-2, 0.06% *, 10/1/2039, LOC: TD Bank NA	3,000,000	3,000,000

		16,965,000
Florida 3.6%
Florida, North Broward Hospital District, Series A, 0.04% *, 1/15/2031, LOC: TD Bank NA	15,155,000	15,155,000
Florida, State Development Finance Corp., Enterprise Bond program Industrial Development Revenue, Out of Door Academy, 0.07% *, 7/1/2038, LOC: Northern Trust Co.	12,600,000	12,600,000
Hillsborough County, FL:
0.12%, 8/29/2013	7,300,000	7,300,000
0.13%, 9/12/2013	16,000,000	16,000,000
Lee County, FL, Industrial Development Authority, Improvement Hope Hospice Project, 0.07% *, 10/1/2027, LOC: Northern Trust Co.	19,600,000	19,600,000

		70,655,000
Georgia 0.3%
Burke County, GA, Development Authority Revenue, Georgia Power Co. Plant, 144A, 0.08% *, 5/1/2022	5,555,000	5,555,000
Hawaii 0.4%
Hawaii, Wells Fargo State Trust, Series 6C, 144A, 0.19% *, Mandatory Put 9/19/2013 @ 100, 7/1/2040, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	8,820,000	8,820,000
Idaho 3.8%
Idaho, State Tax Anticipation Notes, 2.0%, 6/30/2014	73,000,000	74,202,761
Illinois 12.2%
Chicago, IL, Neighborhoods Alive, Series 21-B-3, 0.26% *, 1/1/2037, LOC: Royal Bank of Canada	20,175,000	20,175,000
Illinois, BB&T Municipal Trust, Series 5001, 144A, 0.16% *, 6/1/2020, LIQ: Rabobank Nederland, LOC: Rabobank International	22,110,000	22,110,000
Illinois, Educational Facilities Authority Revenue, University of Chicago, Series B-3, 0.23% *, Mandatory Put 3/13/2014 @ 100, 7/1/2036	10,000,000	10,000,000
Illinois, Educational Facilities Authority Revenues:
0.11%, 9/4/2013	30,000,000	30,000,000
0.12%, 9/3/2013	25,040,000	25,040,000
0.12%, 9/5/2013	13,000,000	13,000,000
0.16%, 9/5/2013	20,000,000	20,000,000
0.17%, 10/10/2013	30,000,000	30,000,000
Illinois, Educational Facilities Authority Revenues, Field Museum of Natural History, 144A, 0.05% *, 11/1/2032, LOC: JPMorgan Chase Bank NA	28,900,000	28,900,000
Illinois, Loyola University of Chicago, 0.09%, 9/4/2013	25,000,000	25,000,000
Illinois, State Finance Authority Revenue, University of Chicago Medical Center, Series D-1, 0.05% *, 8/1/2043, LOC: PNC Bank NA	10,800,000	10,800,000
Mundelein, IL, Industrial Development Revenue, MacLean Fogg Co. Project, 144A, AMT, 0.15% *, 1/1/2015, LOC: Northern Trust Co.	6,500,000	6,500,000

		241,525,000
Indiana 0.6%
Indiana, IPS Multi-School Building Corp., Series R-885WF, 144A, 0.13% *, 1/15/2025, INS: AGMC, GTY: Wells Fargo & Co., LIQ: Wells Fargo & Co.	3,700,000	3,700,000
Indiana, Wells Fargo State Trust, Series 100C, 144A, 0.19% *, 8/1/2021, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	7,495,000	7,495,000

		11,195,000
Iowa 0.4%
Iowa, State Finance Authority, Wellness Facilities Revenue, Community Marshalltown Project, 0.07% *, 1/1/2031, LOC: Northern Trust Co.	7,015,000	7,015,000
Kansas 1.7%
Kansas, State Development Finance Authority, Multi-Family Revenue, Oak Ridge Park II Project, Series X, AMT, 0.13% *, 12/1/2036, LOC: U.S. Bank NA	3,650,000	3,650,000
Olathe, KS, Health Facilities Revenue, Olathe Medical Center, Inc., 144A, 0.1% *, 9/1/2032, LOC: Bank of America NA	17,355,000	17,355,000
Olathe, KS, Temporary Notes, Series A, 2.0%, 7/1/2014	11,655,000	11,846,691

		32,851,691
Kentucky 1.8%
Kentucky, State Economic Development Finance Authority, Catholic Health Initiatives:
Series B, 0.16% **, 2/1/2046	10,680,000	10,680,000
Series B-2, 0.16% **, 2/1/2046	12,000,000	12,000,000
Series B-3, 0.16% **, 2/1/2046	12,415,000	12,415,000

		35,095,000
Maryland 1.5%
Maryland, State Health & Higher Educational Facilities Authority Revenue, Pooled Loan Program, Series D, 144A, 0.13% *, 1/1/2029, LOC: Bank of America NA	12,275,000	12,275,000
Montgomery County, MD, 0.11%, 8/15/2013	17,000,000	17,000,000

		29,275,000
Michigan 7.9%
Michigan, RBC Municipal Products, Inc. Trust:
Series L-23, 144A, AMT, 0.11% *, 3/1/2028, INS: AMBAC, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	49,045,000	49,045,000
Series L-27, 144A, AMT, 0.11% *, 3/1/2031, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	40,000,000	40,000,000
Michigan, State Higher Education Facilities Authority, Limited Obligation, Hope College, Series B, 0.06% *, 4/1/2032, LOC: PNC Bank NA	14,700,000	14,700,000
Michigan, State Hospital Finance Authority Revenue, Ascension Health Senior Credit Group:
Series F-7, 0.15% *, 11/15/2047	10,385,000	10,385,000
Series F-6, 0.15% **, 11/15/2049	8,660,000	8,660,000
Series F-8, 0.15% **, 11/15/2049	7,100,000	7,100,000
Wayne County, MI, Airport Authority Revenue, Detroit Metropolitan Wayne Airport, Series E1, AMT, 0.12% *, 12/1/2028, LOC: JPMorgan Chase Bank NA	25,000,000	25,000,000

		154,890,000
Minnesota 1.2%
Cohasset, MN, State Power & Light Co. Project, Series A, 0.12% *, 6/1/2020, LOC: JPMorgan Chase Bank NA	24,630,000	24,630,000
Mississippi 0.6%
Jackson County, MS, Water Systems, 0.2% *, 11/1/2024(a)	3,000,000	3,000,000
Mississippi, Redstone Partners Floaters/Residuals Trust, Series C, 144A, AMT, 0.22% *, 12/1/2047, LOC: Wachovia Bank NA	9,205,000	9,205,000

		12,205,000
Missouri 3.0%
Missouri, State Health & Educational Facilities Authority, Health Facilities Revenue, Bethesda Health Group, Inc., Series B, 0.1% *, 8/1/2041, LOC: Bank of America NA	5,300,000	5,300,000
Missouri, University of Curators:
0.07%, 8/15/2013	23,500,000	23,500,000
0.1%, 8/2/2013	10,000,000	10,000,000
North Kansas City, MO, Hospital Revenue, 0.1% *, 11/1/2033, LOC: Bank of America NA	20,660,000	20,660,000

		59,460,000
Nebraska 0.4%
Nebraska, State Educational Finance Authority, Creighton University Projects, 0.05% *, 7/1/2035, LOC: JPMorgan Chase Bank NA	7,000,000	7,000,000
Nevada 1.1%
Clark County, NV, Airport Revenue, Series D-2B, 0.06% *, 7/1/2040, LOC: Royal Bank of Canada	22,500,000	22,500,000
New Hampshire 0.5%
New Hampshire, State Health & Education Facilities Authority Revenue, Wentworth-Douglas Hospital Physician Corp., 0.07% *, 1/1/2031, LOC: TD Bank NA	10,500,000	10,500,000
New Mexico 0.5%
New Mexico, Eclipse Funding Trust, Solar Eclipse, Finance Authority Revenue, Series 2006-0034, 144A, 0.05% *, 12/15/2013, LIQ: U.S. Bank NA, LOC: U.S. Bank NA	10,160,000	10,160,000
New York 3.4%
BlackRock New York Municipal Income Quality Trust, Series W-7-40, 144A, AMT, 0.16% *, 10/1/2041, LIQ: Barclays Bank PLC	5,000,000	5,000,000
BlackRock New York Municipal Intermediate Duration Fund, Inc., Series W-7-296, 144A, AMT, 0.16% *, 10/1/2041, LIQ: Barclays Bank PLC	13,500,000	13,500,000
Monroe County, NY, Industrial Development Corp. Revenue, St. Ann's Nursing Home, 0.07% *, 12/1/2040, LOC: HSBC Bank U.S.A. NA	3,600,000	3,600,000
New York, RIB Floater Trust, Series 1WE, 144A, 0.13% *, 9/30/2013, LIQ: Barclays Bank PLC	15,000,000	15,000,000
New York, Wells Fargo Stage Trust, Series 4C, 144A, 0.19% *, Mandatory Put 12/19/2013 @ 100, 9/1/2040, LIQ: Wells Fargo Bank NA	17,000,000	17,000,000
New York City, NY, Health & Hospital Corp., Health Systems, Series D, 144A, 0.08% *, 2/15/2026, LOC: JPMorgan Chase Bank NA	2,400,000	2,400,000
New York City, NY, Housing Development Corp., Multi-Family Mortgage Revenue, Series C, 0.2%, Mandatory Put 6/27/2014 @ 100, 11/1/2045	10,000,000	10,000,000

		66,500,000
North Carolina 2.3%
Charlotte-Mecklenburg, NC, Hospital Authority, Health Care Systems Revenue, Carolinas Healthcare, Series D, 0.05% *, 1/15/2026, LOC: U.S. Bank NA	6,960,000	6,960,000
North Carolina, BB&T Municipal Trust:
Series 1008, 144A, 0.16% *, 3/1/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	5,515,000	5,515,000
Series 1009, 144A, 0.16% *, 6/1/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	15,375,000	15,375,000
North Carolina, State Capital Educational Facilities Finance Agency Revenue, 0.13%, 9/5/2013	13,860,000	13,860,000
North Carolina, State Capital Educational Facilities Finance Agency Revenue, High Point University Project, 0.06% *, 12/1/2028, LOC: Branch Banking & Trust	3,830,000	3,830,000

		45,540,000
Ohio 1.5%
Ohio, Puttable Floating Option Tax-Exempt Receipts, Series 808, 144A, AMT, 0.3% *, 12/1/2041, GTY: Bank of America NA, INS: AMBAC, LIQ: Bank of America NA	30,000,000	30,000,000
Oklahoma 0.5%
Tulsa, OK, Airports Improvement Trust, Special Facilities Revenue, Lufthansa/Bizjet International, Inc., 144A, AMT, 0.09% *, 8/1/2018, LOC: Landesbank Hessen-Thuringen	10,120,000	10,120,000
Oregon 0.3%
Port of Portland, OR, Special Obligation Revenue, Horizon Air Industries, Inc. Project, AMT, 0.08% *, 6/15/2027, LOC: Bank of America NA	6,400,000	6,400,000
Other Territories 5.9%
BB&T Municipal Trust:
Series 1010, 144A, 0.11% *, 1/15/2019, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	5,980,000	5,980,000
Series 5000, 144A, 0.16% *, 10/1/2028, LIQ: Rabobank Nederland, LOC: Rabobank International	6,630,000	6,630,000
BlackRock Muni Holdings Investment Quality Fund, Series W-7-2746, 144A, AMT, 0.26% *, 7/1/2041, LIQ: Bank of America NA	28,100,000	28,100,000
BlackRock Municipal Bond Investment Trust, Series W-7-178, 144A, AMT, 0.16% *, 10/1/2041, LIQ: Barclays Bank PLC	9,300,000	9,300,000
Eagle Tax- Exempt Trust, 144A, AMT, 0.11% *, 4/15/2049, LIQ: Federal Home Loan Bank	14,300,000	14,300,000
Nuveen Premier Income Municipal Fund 2, Inc., Series 1-4895, 144A, AMT, 0.16% *, 5/1/2041, LIQ: Barclays Bank PLC	52,000,000	52,000,000

		116,310,000
Pennsylvania 3.4%
Allegheny County, PA, Industrial Development Authority, Health Care Facilities, Longwood at Oakmont, Inc., 0.05% *, 12/1/2041, LOC: PNC Bank NA	13,300,000	13,300,000
Beaver County, PA, Industrial Development Authority, FirstEnergy Nuclear Generation, Series B, 0.06% *, 12/1/2035, LOC: Citibank NA	4,535,000	4,535,000
Pennsylvania, State Economic Development Financing Authority, IESI PA Corp., 0.11% *, 11/1/2028, GTY: IESI Corp., LOC: Bank of America NA	34,000,000	34,000,000
Pittsburgh, PA, Water & Sewer Authority Systems Revenue, Series B2, 0.05% *, 9/1/2039, LOC: PNC Bank NA	15,000,000	15,000,000

		66,835,000
Puerto Rico 5.0%
Puerto Rico, JPMorgan Chase Putters/Drivers Trust Various States, Series 4362, AMT, 0.21% *, 11/15/2013, LIQ: JPMorgan Chase Bank NA	20,000,000	20,000,000
Puerto Rico, RIB Floater Trust, Series 8WE, 144A, 0.11% *, 9/30/2014, LOC: Barclays Bank PLC	77,900,000	77,900,000

		97,900,000
Tennessee 5.5%
Henderson, TN, Industrial Development Board Revenue, Arvin Sango Project, Inc., AMT, 0.09% *, 2/1/2042, LOC: Bank of Tokyo-Mitsubishi UFJ	5,000,000	5,000,000
Johnson City, TN, Health & Educational Facilities Board, Hospital Revenue, Mountain States Health Alliance, Series A, 0.07% *, 8/15/2043, LOC: U.S. Bank NA	4,075,000	4,075,000
Metropolitan Government Nashville & Davidson County, TN, TECP:
0.2%, 10/3/2013	10,000,000	10,000,000
0.23%, 9/3/2013	17,000,000	17,000,000
Tennessee, Tennergy Corp., Gas Revenue, Stars Certificates, Series 2006-001, 144A, 0.11% *, 5/1/2016, LOC: BNP Paribas	71,600,000	71,600,000

		107,675,000
Texas 9.5%
Dallas, TX, Waterworks & Sewer Systems Revenue:
0.07%, 8/1/2013	14,000,000	14,000,000
0.07%, 8/15/2013	12,100,000	12,100,000
Houston, TX, 0.09%, 8/12/2013	3,500,000	3,500,000
Lamar, TX, Consolidated Independent School District, Series R-12266, 144A, 0.09% *, 8/1/2015, SPA: Citibank NA	20,485,000	20,485,000
North Texas, Tollway Authority Revenue, 0.14%, 9/10/2013	18,400,000	18,400,000
Texas, JPMorgan Chase Putters/Drivers Trust, Series 4263, 144A, 0.06% *, 8/30/2013, LIQ: JPMorgan Chase Bank NA	33,200,000	33,200,000
Texas, State Transportation Revenue, 2.5%, 8/30/2013	70,000,000	70,128,604
University of Texas, Systems Revenue, 0.07%, 8/16/2013	16,257,000	16,257,000

		188,070,604
Virginia 0.1%
Virginia, State Public School Authority, School Financing 1997, Series A, 5.0%, 8/1/2014	1,900,000	1,991,320
Washington 2.3%
Port of Seattle, WA, General Obligation, Series B, AMT, Prerefunded 11/1/2013 @ 100, 5.0%, 11/1/2016, INS: AGMC	5,000,000	5,059,748
Washington, State Economic Development Finance Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, Series D, AMT, 0.11% *, 7/1/2030, LOC: JPMorgan Chase Bank NA	20,000,000	20,000,000
Washington, State Housing Finance Commission, Rolling Hills Apartments Project, Series A, 144A, AMT, 0.08% *, 6/15/2037, LIQ: Fannie Mae	6,125,000	6,125,000
Washington, Wells Fargo Stage Trust, Series 93C, 144A, 0.06% *, 8/15/2046, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	13,675,000	13,675,000

		44,859,748
West Virginia 0.6%
West Virginia, Economic Development Authority Revenue, Morgantown Energy, AMT, 0.07% *, 4/1/2027, LOC: Union Bank NA	12,210,000	12,210,000
Wisconsin 0.9%
Wisconsin, State Health & Educational Facilities Authority Revenue, Ascension Health Alliance Senor Credit Group, Series B, 0.12% *, 11/15/2043	17,500,000	17,500,000
Wyoming 1.5%
Wyoming, State Student Loan Corp., Revenue, Series A-3, 0.06% *, 12/1/2043, LOC: Royal Bank of Canada	30,000,000	30,000,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,980,416,044) †	100.5	1,980,416,044
Other Assets and Liabilities, Net	(0.5)	(9,219,762)

Net Assets	100.0	1,971,196,282

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels.  These securities are payable on demand and are shown at their current rates as of July 31, 2013.

**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of July 31, 2013.

† The cost for federal income tax purposes was $1,980,416,044.
(a) When-issued security.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement
TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of July 31, 2013 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments(b)	$—	$1,980,416,044	$—	$1,980,416,044
Total	$—	$1,980,416,044	$—	$1,980,416,044

There have been no transfers between fair value measurement levels during the period ended July 31, 2013.
(b)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Tax-Exempt Portfolio, a series of Cash Account Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 20, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 20, 2013